Document and Entity Information	May 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2021
Entity Registrant Name	CORVEL CORP
Entity Central Index Key	0000874866
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19291
Entity Tax Identification Number	33-0282651
Entity Address, Address Line One	1920 Main Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	851-1473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	CRVL
Security Exchange Name	NASDAQ